Related Party Transactions - Schedule of Related Party Transaction Due To Related Party (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 52,019	$ 55,101
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	51,869	55,074
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 150	$ 27